Investments in Associates - Associates Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Associates [Roll Forward]
Purchases and acquisitions	$ 772.1	$ 535.8
Divestitures and other net changes in capitalization	323.8	444.8
Investments in associates (fair value $3,357.3; December 31, 2018 – $3,279.1)	4,820.0	4,863.0
Balance - December 31	1,148.2
Investments in associates
Schedule Of Associates [Roll Forward]
Balance - January 1	1,465.6	1,437.0
Share of profit (loss)	111.6	64.6
Impairment charges	(20.6)	(57.3)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	26.2	(23.9)
Share of losses on defined benefit plans	(42.3)	(49.4)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	74.9	(66.0)
Distributions and dividends received from associates	(160.7)	(74.2)
Purchases and acquisitions	677.2	321.7
Divestitures and other net changes in capitalization	(0.5)	(139.0)
Reclassifications	(36.7)	0.0
Assets held for sale (note 23)	(316.8)
Foreign exchange effect	9.2	(13.9)
Balance - December 31	1,712.2	1,465.6
Joint arrangements
Schedule Of Associates [Roll Forward]
Balance - January 1	2,006.3	1,050.0
Share of profit (loss)	131.1	112.4
Impairment charges	(190.6)	0.0
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(3.8)	(18.5)
Share of losses on defined benefit plans	(0.2)	(0.2)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(63.5)	93.7
Distributions and dividends received from associates	(245.0)	(220.5)
Purchases and acquisitions	71.6	80.6
Divestitures and other net changes in capitalization	(221.0)	(16.8)
Reclassifications	0.0	1,103.6
Assets held for sale (note 23)	(52.0)
Foreign exchange effect	(12.8)	(84.3)
Balance - December 31	1,483.6	2,006.3
Fairfax India
Schedule Of Associates [Roll Forward]
Balance - January 1	1,103.0	949.5
Share of profit (loss)	179.2	83.7
Impairment charges	0.0	0.0
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(0.7)	0.5
Share of losses on defined benefit plans	(5.5)	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	173.0	84.2
Distributions and dividends received from associates	(288.8)	(6.2)
Purchases and acquisitions	441.0	155.9
Divestitures and other net changes in capitalization	(9.7)	0.0
Reclassifications	0.0	0.0
Assets held for sale (note 23)	0.0
Foreign exchange effect	(27.2)	(80.4)
Balance - December 31	1,391.3	1,103.0
Fairfax Africa
Schedule Of Associates [Roll Forward]
Balance - January 1	288.1	219.8
Share of profit (loss)	(41.1)	17.7
Impairment charges	0.0	0.0
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(51.6)	(13.0)
Share of losses on defined benefit plans	0.0	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(92.7)	4.7
Distributions and dividends received from associates	0.0	0.0
Purchases and acquisitions	45.1	63.3
Divestitures and other net changes in capitalization	(7.4)	0.3
Reclassifications	0.0	0.0
Assets held for sale (note 23)	0.0
Foreign exchange effect	(0.2)	0.0
Balance - December 31	232.9	288.1
Associates
Schedule Of Associates [Roll Forward]
Balance - January 1	4,863.0	3,656.3
Share of profit (loss)	380.8	278.4
Impairment charges	(211.2)	(57.3)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(29.9)	(54.9)
Share of losses on defined benefit plans	(48.0)	(49.6)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	91.7	116.6
Distributions and dividends received from associates	(694.5)	(300.9)
Purchases and acquisitions	1,234.9	621.5
Divestitures and other net changes in capitalization	(238.6)	(155.5)
Reclassifications	(36.7)	1,103.6
Assets held for sale (note 23)	(368.8)
Investments in associates (fair value $3,357.3; December 31, 2018 – $3,279.1)	3,195.8	3,471.9
Foreign exchange effect	(31.0)	(178.6)
Balance - December 31	4,820.0	4,863.0
Grivalia Properties
Schedule Of Associates [Roll Forward]
Balance - January 1	68.5
Balance - December 31		68.5
Quess
Schedule Of Associates [Roll Forward]
Balance - January 1	$ 12.8
Balance - December 31		$ 12.8